Shareholder Report, Line Graph (Details) 193575_AAM Crescent CLO ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Oct. 22, 2025	Oct. 31, 2025
AAM Crescent CLO ETF
Account Value [Line Items]
Line Graph and Table Measure Name		AAM Crescent CLO ETF NAV
Accumulated Value	$ 10,000	$ 10,012
JP Morgan CLOIE Investment Grade Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JP Morgan CLOIE Investment Grade Total Return Index
Accumulated Value	$ 10,000	$ 10,014